Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Dec. 01, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 28,661			$ 38,997		$ 1,365
Trade and other receivables	10,116			10,952		7,553
Accounts payable and accrued liabilities	$ (31,173)			$ (25,830)		$ (17,997)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 740	€ 662		$ 1,869
Bonds and money market funds		6,982			9,754
Trade and other receivables		328	447		470
Accounts payable and accrued liabilities		(5,101)	(793)		(6,437)
Total exposure		$ 2,949	€ 316		$ 5,656